Investment Objectives and Goals	Oct. 24, 2025
CRM SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	CRM SMALL CAP VALUE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	CRM Small Cap Value Fund seeks long-term capital appreciation.
CRM SMALL/MID CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	CRM SMALL/MID CAP VALUE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	CRM Small/Mid Cap Value Fund seeks long-term capital appreciation.
CRM MID CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	CRM MID CAP VALUE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	CRM Mid Cap Value Fund seeks long-term capital appreciation.
CRM All Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	CRM ALL CAP VALUE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	CRM All Cap Value Fund seeks long-term capital appreciation.
CRM LONG/SHORT OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	CRM LONG/SHORT OPPORTUNITIES FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.